SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
SHARE CAPITAL

23.	SHARE CAPITAL

Authorized share capital:
(in thousands of $, except share data)	2012	2011
125,000,000 ordinary shares of $2.50 each	312,500	312,500
Issued and fully paid share capital:
(in thousands of $, except per share data)	2012	2011
77,858,502 ordinary shares of $2.50 each	194,646	194,646

The Company's Ordinary Shares are listed on the New York Stock Exchange, the Oslo Stock Exchange and the London Stock Exchange.

A resolution was approved at the Company’s 2012 Annual General Meeting on September 21, 2012 such that the share premium account was reduced from $225.8 million to nil and the amount resulting from the reduction be credited to the Contributed Surplus account with immediate effect.